REAL ESTATE INVESTMENTS, NET - Real Estate Impairment Charges (Q2) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Impairment of real estate investment properties	$ (400,999)	$ 761,100	$ 349,457	$ 9,157,068	$ (400,999)	$ 9,506,525	$ 10,267,625	$ 0
Dana | Industrial Property
Real Estate [Line Items]
Impairment of real estate investment properties			0			2,184,395	2,184,395
24 Hour Fitness | Retail
Real Estate [Line Items]
Impairment of real estate investment properties			0	$ 5,664,517		5,664,517	5,664,517
Dinan Cars | Industrial Property
Real Estate [Line Items]
Impairment of real estate investment properties			0			1,308,156	1,308,156
Rite Aid | Industrial Property
Real Estate [Line Items]
Impairment of real estate investment properties			349,457			$ 349,457
Rite Aid | Retail
Real Estate [Line Items]
Impairment of real estate investment properties			$ 349,457				$ 349,457